Intangible Assets, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 2.9	$ 2.8	$ 2.8
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Years)	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Years)	35 years